                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Polygon Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      FEBRUARY 12, 2008
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $2,951,593,386.65


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT 31 DECEMBER 2007

                                ITEM 2
                               - TITLE    ITEM 3       ITEM 4:        ITEM 5:        ITEM 6:    ITEM 7:       ITEM 8:
ITEM 1 - STOCK NAME            OR CLASS  - CUSIP         FMV           SHARES    INV DISCRETION MANAGER  VOTING AUTHORITY
-------------------           --------- --------- ---------------- ------------- -------------- ------- ------------------
America Movil                 ADR       02364W105   169,443,766.80  2,760,120.00      Sole         1    Sole  2,119,406.00
                                                                                                        None    640,714.00
Banco Itau Holding Financeira ADR       059602201   134,024,104.80  5,182,680.00      Sole         1    Sole  4,001,452.00
                                                                                                        None  1,181,228.00
Banco Macro Bansud            ADR       05961W105    38,262,884.00  1,546,600.00      Sole         1    Sole  1,368,200.00
                                                                                                        None    178,400.00
Bancolombia                   ADR       05968L102    64,406,664.00  1,893,200.00      Sole         1    Sole  1,373,000.00
                                                                                                        None    520,200.00
BMB Munai (Certificated)      COM       09656A105    10,042,032.00  1,609,300.00      Sole         1    Sole          0.00
                                                                                                        None  1,609,300.00
Check Point Software          COM       M22465104   271,519,325.28 12,364,268.00      Sole         1    Sole  9,662,342.00
                                                                                                        None  2,701,926.00
Companhia Brasileira De Dist. ADR       20440T201   155,106,336.00  4,196,600.00      Sole         1    Sole  3,299,300.00
                                                                                                        None    897,300.00
Credicorp (US)                COM       G2519Y108   228,381,923.00  2,993,210.00      Sole         1    Sole  2,335,810.00
                                                                                                        None    657,400.00
Embotelladora Andina          ADR Rep A 29081P204     8,470,357.75    505,693.00      Sole         1    Sole    296,093.00
                                                                                                        None    209,600.00
Embotelladora Andina          ADS Rep B 29081P303    80,398,707.60  4,276,527.00      Sole         1    Sole  3,497,627.00
                                                                                                        None    778,900.00
Femsa                         ADS       344419106   427,434,912.30 11,198,190.00      Sole         1    Sole  8,835,849.00
                                                                                                        None  2,362,341.00
Kookmin Bank Spons            ADR       50049M109       307,944.00      4,200.00      Sole         1    Sole          0.00
                                                                                                        None      4,200.00
Korea Electric Power Spon     ADR       500631106    11,267,340.00    540,400.00      Sole         1    Sole    499,000.00
                                                                                                        None     41,400.00
Mobile Telesystems            ADR       607409109   232,831,595.88  2,287,372.00      Sole         1    Sole  1,813,483.00
                                                                                                        None    473,889.00
Retalix                       ORD       M8215W109    13,127,988.44    842,618.00      Sole         1    Sole          0.00
                                                                                                        None    842,618.00
SK Telecom Co                 ADR       78440P108    25,772,509.60    863,690.00      Sole         1    Sole    679,490.00
                                                                                                        None    184,200.00
Syneron Medical               ORD       M87245102    25,774,686.00  1,927,800.00      Sole         1    Sole  1,793,300.00
                                                                                                        None    134,500.00

Taiwan Semiconductor Co       ADR       874039100   254,871,141.12 25,589,472.00      Sole         1    Sole 19,067,441.00
                                                                                                        None  6,522,031.00
Tele Norte Leste              ADR       879246106   267,915,265.60 13,896,020.00      Sole         1    Sole 11,020,920.00
                                                                                                        None  2,875,100.00
Teva Pharmaceuticals Spons    ADR       881624209   330,798,160.00  7,117,000.00      Sole         1    Sole  5,649,700.00
                                                                                                        None  1,467,300.00
Vale Rio Doce Spons           ADR       204412100   201,435,742.48  7,199,276.00      Sole         1    Sole  5,798,442.00
                                                                                                        None  1,400,834.00
                                                  ----------------
                                                  2,951,593,386.65
                                                  ================